Document and Entity Information Document	Aug. 29, 2025	May 28, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 29, 2025
Entity Registrant Name	Phreesia, Inc.
Amendment Flag	false
Entity Central Index Key	0001412408
Entity Incorporation, State or Country Code		DE
Entity File Number	001-38977
Entity Tax Identification Number	20-2275479
Entity Address, Address Line One	1521 Concord Pike, Suite 301 PMB 221
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19803
City Area Code	888
Local Phone Number	654-7473
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PHR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false